Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings
Borrowings

C6  Borrowings

C6.1  Core structural borrowings of shareholder-financed operations

	2017	2016

	£m	£m
Holding company operations:note(i)
US$1,000m 6.5% Notes (Tier 2)note(v)	—	809
US$250m 6.75% Notes (Tier 1)note(vi)	185	202
US$300m 6.5% Notes (Tier 1)note(vi)	222	243
US$700m 5.25% Notes (Tier 2)	517	565
US$550m 7.75% Notes (Tier 1)note(vi)	407	445
US$1,000m 5.25% Notes (Tier 2)	731	800
US$725m 4.375% Notes (Tier 2)	530	580
US$750m 4.875% Notes (Tier 2)note(iv)	548	—

Perpetual Subordinated Capital Securities	3,140	3,644

€20m Medium Term Notes 2023 (Tier 2)note(vii)	18	17
£435m 6.125% Notes 2031 (Tier 2)	430	430
£400m 11.375% Notes 2039 (Tier 2)	397	395
£600m 5% Notes 2055 (Tier 2)	591	590
£700m 5.7% Notes 2063 (Tier 2)	696	696

Subordinated Notes	2,132	2,128

Subordinated debt total	5,272	5,772
Senior debt:note(ii)
£300m 6.875% Bonds 2023	300	300
£250m 5.875% Bonds 2029	249	249

Holding company total	5,821	6,321
Prudential Capital bank loannote(iii)	275	275
Jackson US$250m 8.15% Surplus Notes 2027note(viii)	184	202

Total (per consolidated statement of financial position)	6,280	6,798

Notes

(i)

These debt tier classifications are consistent with the treatment of capital for regulatory purposes under the Solvency II regime. The Group has designated all US$4,275 million (2016: US$4,525 million) of its US dollar denominated subordinated debt as a net investment hedge under IAS 39 to hedge the currency risks related to the net investment in Jackson.

(ii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iii)

The Prudential Capital bank loan of £275 million is drawn at a cost of 12 month GBP LIBOR plus 0.33 per cent. The loan was renewed in December 2017 maturing on 20 December 2022 with an option to repay annually.

(iv)	In October 2017, the Company issued core structural borrowings of US$750 million 4.875 per cent Tier 2 perpetual subordinated notes. The proceeds, net of costs, were £565 million.
(v)	In December 2017, the Company repaid its US$1,000 million 6.5 per cent Tier 2 perpetual subordinated notes.
(vi)

These borrowings can be converted, in whole or in part, at the Company's option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.

(vii)

The €20 million borrowings were issued at 20-year Euro Constant Maturity Swap (capped at 6.5 per cent). These have been swapped into borrowings of £14 million with interest payable at three-month GBP LIBOR plus 1.2 per cent.

(viii)	Jackson's borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.

C6.2  Other borrowings

(a)   Operational borrowings attributable to shareholder-financed operations

	2017	2016

	£m	£m

Commercial Paper	485	1,052
Medium Term Notes 2018	600	599

Borrowings in respect of short-term fixed income securities programmes	1,085	1,651

Bank loans and overdrafts	70	19
Obligations under finance leases	5	5
Other borrowings	631	642

Other borrowingsnote	706	666

Total	1,791	2,317

Note

Other borrowings mainly include senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson. In addition, other borrowings include amounts whose repayment to the lender is contingent upon future surplus emerging from certain contracts specified under the arrangement. If insufficient surplus emerges on those contracts, there is no recourse to other assets of the Group and the liability is not payable to the degree of shortfall.

(b)   Borrowings attributable to with-profits operations

	2017	2016

	£m	£m
Non-recourse borrowings of consolidated investment funds*	3,570	1,189
£100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc†	100	100
Other borrowings (predominantly obligations under finance leases)	46	60

Total	3,716	1,349

*

In all instances the holders of the debt instruments issued by these subsidiaries and funds do not have recourse beyond the assets of these subsidiaries and funds. The increase since 31 December 2016 primarily relates to the debt instruments issued by new consolidated securitisation entities backed by a portfolio of mortgage loans (see note C3.3(c) for further details).

†

The interests of the holders of the bonds issued by Scottish Amicable Finance plc, a subsidiary of the Scottish Amicable Insurance Fund, are subordinated to the entitlements of the policyholders of that fund.

C6.3 Maturity analysis

The following table sets out the remaining contractual maturity analysis of the Group's borrowings as recognised in the statement of financial position:

	Shareholder-financed operations				With-profits operations

	Core structural borrowings		Operational borrowings		Borrowings

	2017	2016	2017	2016	2017	2016

	£m	£m	£m	£m	£m	£m
Less than 1 year	275	275	1,723	1,636	351	118
1 to 2 years	—	—	1	599	371	48
2 to 3 years	—	—	1	—	184	108
3 to 4 years	—	—	—	1	59	8
4 to 5 years	—	—	—	1	1	146
Over 5 years	6,005	6,523	66	80	2,750	921

Total	6,280	6,798	1,791	2,317	3,716	1,349